Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Inventory.
Schedule of composition of inventory

	2017	2016
Finished products	106,026	121,969
Semi-finished products	85,458	65,054
Raw materials	30,128	17,511
Auxiliary materials and consumables	81,261	104,972
Imports in transit	41,878	20,631
Other	863	15
Provision for obsolete and slow-moving inventory	(20,736)	(38,384)

	324,878	291,768

Schedule of changes in provision for obsolete and slow-moving inventory

	2017					2016
	Finished products	Semi- finished products	Raw materials	Auxiliary materials and consumables	Total	Total
Balance at the beginning of the year	(768)	(10,167)	(153)	(27,296)	(38,384)	(36,985)
Reversals (additions), net	727	(2)	(63)	16,773	17,435	3,090
Exchange variation gains (losses)	1	150	2	60	213	(4,489)

Balance at the end of the year	(40)	(10,019)	(214)	(10,463)	(20,736)	(38,384)